Note 16 - Redeemable Non-controlling Interest (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Noncontrolling Interests		$ 3,750
Costamare Bulkers Inc. ("CBI") [Member] | Costamare Inc. 1 [Member]
Investment Owned, Balance, Shares (in shares)			100,000,000
Subsidiary, Ownership Percentage, Parent			92.50%
Proceeds from Contributions from Parent		$ 100,000	$ 100,000
Investment Owned Balance Additional Shares Acquired (in shares)	10,810,810.67	100,000,000
Minority Interest, Ownership Percentage Purchased	5.00%
Costamare Bulkers Inc. ("CBI") [Member] | Other Investors [Member]
Investment Owned, Balance, Shares (in shares)		8,108,108	8,108,108
Subsidiary, Ownership Percentage, Noncontrolling Owner			7.50%
Proceeds from Noncontrolling Interests		$ 3,750	$ 3,750
CMRE Inc. [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Investment Owned, Balance, Shares (in shares)	210,810,810.67
Subsidiary, Ownership Percentage, Parent	97.50%
CMRE Inc. [Member] | Costamare Bulkers Inc. ("CBI") [Member] | The Put Notice [Member]
Percentage to be Paid on Offered Shares Fair Value		70.00%
CMRE Inc. [Member] | Costamare Bulkers Inc. ("CBI") [Member] | Termination of the Service Contract Without Cause [Member]
Percentage to be Paid on Offered Shares Fair Value		100.00%